Note 7 - Investment Securities Available for Sale - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Due after ten years, amortized cost	$ 1,666
Due after ten years, fair value	1,666
Total, amortized cost	1,666	$ 2,354
Total, fair value	$ 1,666	$ 2,341